Other accounts receivable, net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Other accounts receivable, net
Credit cards		$ 191,322	$ 253,374
Other accounts receivable		117,582	26,236
Other points of sales		54,719	23,867
Affinity credit card		40,517	8,950
Cargo clients		34,655	29,901
Travel agencies and insurance commissions		27,925	20,477
Marketing services receivable		13,435	11,070
Airport services		5,898	9,479
Employees		8,878	7,551
Insurance claims		1,345	55,815
Other accounts receivable, gross		496,276	446,720
Allowance for credit losses		(17,809)	(19,317)	$ (24,612)	$ (27,786)
Other accounts receivable, net	$ 24,244	$ 478,467	$ 427,403